INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
License Rights	$ 17,712,991	$ 17,712,991	$ 17,712,991
Patent Costs	100,000	100,000	200,000
Total Intangible Assets,Gross	17,812,991	17,812,991	17,912,991
Accumulated Amortization and Impairment	(10,366,100)	(10,201,073)	(3,825,389)
Total Intangible Assets	$ 7,446,891	$ 7,611,918	$ 14,087,602